7. Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Details)	15 Months Ended
Mar. 31, 2017 $ / shares shares
Details
Stock Options Granted | shares	2,709,998
Stock Options Granted - Weighted Average Exercise Price	$ 2.2031
Stock Options Exercised - Weighted Average Exercise Price	$ (50,000)
Stock Options Outstanding | shares	2,709,998
Stock Options Outstanding - Weighted Average Exercise Price	$ 2.2031